[LOGO] O'SHAUGHNESSY
         FUNDS INC.

BUILDING
NEW STANDARDS
FOR INVESTMENT
SUCCESS

CORNERSTONE GROWTH FUND
CORNERSTONE VALUE FUND

SEMI-ANNUAL REPORT
MARCH 31, 1999

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

May 11, 1999

Dear Fellow Shareholder:

Enclosed is the Semi-annual Report for the O'Shaughnessy Cornerstone Growth and Cornerstone Value Funds. The Report contains financial statements for the Funds during the six-month period ended March 31, 1999 and the Fund's portfolio on that date. For the period of October 1, 1998 to March 31, 1999, our Cornerstone Growth and Value Funds had a return of 14.42% and 13.58% respectively.

The Chinese have a saying (which is considered a curse): "May you live in interesting times." After the upside down market of the last few years, I understand WHY it's a curse. For the last year and a half, the market has been very interesting indeed. Everything that has historically led to disastrous returns in the stock market has been rewarded, while everything that has historically led to superior returns has gone nowhere. We've seen a market where wrong is right; where inexperienced plungers have prospered while seasoned investors have suffered; where the higher the valuation, the higher the price moved. In 1998, just a handful of large-cap growth stocks were responsible for virtually all the S&P 500's rise. And so it continued during the first quarter of 1999, with just a few large-cap growth stocks and the Anything.com stocks continuing to soar while everything else was left behind.

The  good  news  is  that  this  narrow   rally  left  a  huge   contingent   of
extraordinarily cheap small and cyclical stocks positioned to jump should investor sentiment shift. For while the rally in the nifty few large-cap growth stocks left them dramatically overvalued, the lack of movement in everything else led to valuations that looked better and better--in some instances, you could buy stocks with forecasted double digit earnings growth for almost single digit PE ratios. Bargains like these eventually become too compelling for investors to ignore.

I believe that we are just now seeing a movement back into value and smaller stocks. Our Cornerstone Value Fund, rich in undervalued cyclical stocks sporting high dividend yields, jumped 13.69% in April 1999. That certainly seems like a change in investor sentiment to me! Over the same period, the Cornerstone Growth Fund rose 6.12% while the S&P 500 rose 3.87%.

Yet despite this strong short-term showing, we remain focused on the long-term. The Cornerstone Value Fund's strong performance in April points to the futility of trying to time the market or your investment style, because no one could have predicted it. And it underscores why your focus should be not on what a fund does over a month but what you can expect it to do over the time that you hold it. That's where the real power of Strategy Indexing(R) has always been--and always will be.

2

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

As always, I hope that together, we can reach our long-term goals by sticking with our time-tested investment strategies.


Sincerely,


/s/ James P. O'Shaughnessy
-------------------------------
James P. O'Shaughnessy


The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes do no incur expenses and are not available for investment.

The Cornerstone Growth Fund's and Cornerstone Value Fund's annual average total returns from inception on November 1, 1996 through March 31, 1999 were 10.32% and 9.76%, respectively. The Cornerstone Growth Fund's and Cornerstone Value Fund's one-year total returns through March 31, 1999 were (15.51)% and (3.21)%, respectively.

Performance  Figures  of  the  Funds  and  indexes  referenced   represent  past
performance and are not indicative of future performance of the Funds or the indexes. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ. Member NASD.

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND

TOP TEN PORTFOLIO HOLDINGS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

     1 )   Echostar Communications Corporation................    3.59%

     2 )   Optical Coating Laboratory, Inc....................    3.58%

     3 )   Best Buy Co., Inc..................................    3.42%

     4 )   Quicksilver, Inc...................................    2.95%

     5 )   Calpine Corporation................................    2.86%

     6 )   Costco Companies, Inc..............................    2.68%

     7 )   Gateway 2000, Inc..................................    2.67%

     8 )   Express Scripts, Inc...............................    2.60%

     9 )   Flextronics International Limited..................    2.57%

    10 )   Insituform Technologies, Inc.......................    2.56%


                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

TOP TEN PORTFOLIO HOLDINGS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

     1 )   Telefonos de Mexico-ADR............................    2.63%

     2 )   British Steel PLC..................................    2.49%

     3 )   Anglo American Corporation of South Africa Ltd.....    2.45%

     4 )   Fortune Brands, Inc................................    2.44%

     5 )   Imperial Petroleum, Inc............................    2.35%

     6 )   National Australia Bank Ltd........................    2.34%

     7 )   BankAmerica Corporation............................    2.32%

     8 )   Deere & Company....................................    2.30%

     9 )   Rio Tinto PLC-ADR..................................    2.25%

    10 )   BankBoston Corporation.............................    2.23%

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares    COMMON STOCKS: 99.82%                               Market Value
--------------------------------------------------------------------------------

                ADVERTISING: 1.69%
     192,900    E4L, Inc.*........................................   $ 1,627,594
                                                                     -----------

                AIRLINES: 1.50%
      76,000    Amtran, Inc.*.....................................     1,444,000
                                                                     -----------

                APPAREL: 4.11%
      67,300    Quicksilver, Inc..................................     2,843,425
      55,000    Tropical Sportswear Int'l Corporation.............     1,120,625
                                                                     -----------
                                                                       3,964,050
                                                                     -----------
                COMPUTERS: 7.77%
      48,800    Apple Computer, Inc...............................     1,753,750
      20,700    CDW Computer Centers, Inc.*.......................     1,428,300
      31,400    Computer Sciences Corporation.....................     1,732,888
      37,600    Gateway 2000, Inc.*...............................     2,577,950
                                                                     -----------
                                                                       7,492,888
                                                                     -----------
                COSMETICS / PERSONAL CARE: 2.36%
      24,100    The Estee Lauder Companies Inc....................     2,277,450
                                                                     -----------

                DISTRIBUTION / WHOLESALE: 1.56%
      75,300    Miami Computer Supply Corporation.................     1,501,294
                                                                     -----------

                ELECTRIC: 2.86%
      75,800    Calpine Corporation*..............................     2,761,963
                                                                     -----------

                ELECTRONICS: 6.15%
      48,700    Flextronics International Limited.................     2,483,700
      71,900    Optical Coating Laboratory, Inc...................     3,451,200
                                                                     -----------
                                                                       5,934,900
                                                                     -----------
                ENGINEERING AND CONSTRUCTION: 5.82%
      54,400    Granite Construction Incorporated*................     1,271,600
     141,300    Insituform Technologies, Inc.*....................     2,472,750
      47,500    Jacobs Engineering Group Inc.*....................     1,873,281
                                                                     -----------
                                                                       5,617,631
                                                                     -----------
                FOOD: 3.64%
      33,100    Safeway Inc.*.....................................     1,698,444
     161,100    The Grand Union Company*..........................     1,812,375
                                                                     -----------
                                                                       3,510,819
                                                                     -----------

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

                HEALTH CARE: 1.85%
      23,500    Wellpoint Healthcare Networks Inc.................   $ 1,781,594
                                                                     -----------

                HOME BUILDERS: 1.88%
      43,000    NVR, Inc.*........................................     1,811,375
                                                                     -----------

                HOME FURNISHINGS: 2.07%
      33,000    Maytag Corporation................................     1,992,375
                                                                     -----------

                INSURANCE: 5.05%
      34,500    LandAmerica Financial Group, Inc..................     1,000,500
      42,350    Reinsurance Group of America, Incorporated........     1,802,522
      33,200    Stewart Information Services Corporation..........     1,114,275
      60,200    The First American Financial Corporation*.........       951,913
                                                                     -----------
                                                                       4,869,209
                                                                     -----------
                MACHINERY - CONSTRUCTION AND MINING: 2.12%
      66,300    Astec Industries, Inc.*...........................     2,047,013
                                                                     -----------

                MACHINERY - DIVERSIFIED: 2.02%
      70,700    Specialty Equipment Companies, Inc.*..............     1,953,088
                                                                     -----------

                MEDIA: 2.43%
      27,900    Viacom Inc., Class B..............................     2,341,856
                                                                     -----------

                MISCELLANEOUS MANUFACTURING: 1.47%
      67,100    Myers Industries, Inc.............................     1,417,488
                                                                     -----------

                MOBILE HOME BUILDERS: 3.62%
      75,100    Monaco Coach Corporation..........................     1,731,994
     125,900    Winnebago Industries, Inc.........................     1,762,600
                                                                     -----------
                                                                       3,494,594
                                                                     -----------
                PHARMACEUTICALS: 6.84%
                                                                     -----------
      58,200    Alphama Inc., Class A.............................     2,284,350
      63,300    Bindley Western Industries, Inc...................     1,808,006
      29,200    Express Scripts, Inc.*............................     2,509,375
                                                                     -----------
                                                                       6,601,731
                                                                     -----------
                RESTAURANTS: 1.77%
      98,200    Ruby Tuesday, Inc.................................     1,706,225
                                                                     -----------

6

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

                RETAIL: 20.29%
      51,700    AnnTalor, Inc.*...................................   $ 2,284,494
      63,400    Best Buy Co., Inc.*...............................     3,296,800
      71,400    Brinker International, Inc........................     1,843,013
      28,200    Costco Companies, Inc.*...........................     2,582,063
      37,900    CVS Corporation...................................     1,800,250
     141,900    Musicland Stores Corporation*.....................     1,250,494
     115,300    Sonic Automotive, Inc.*...........................     1,787,150
      71,300    The TJX Companies, Inc............................     2,424,200
      25,000    Walmart Stores, Inc...............................     2,304,688
                                                                     -----------
                                                                      19,573,150
                                                                     -----------
                SOFTWARE: 1.53%
     429,600    Corel Corporation*................................     1,476,750
                                                                     -----------

                TELECOMMUNICATION EQUIPMENT: 1.01%
      51,600    Superior TeleCom Inc..............................       973,950
                                                                     -----------

                TELECOMMUNICATIONS: 3.59%
      42,400    Echostar Communications Corporation*..............     3,460,900
                                                                     -----------

                TEXTILES: 1.53%
      49,300    Mohawk Industries, Inc............................     1,479,000
                                                                     -----------

                TOYS / GAMES / HOBBIES: 1.80%
     397,800    The Topps Company, Inc............................     1,740,375
                                                                     -----------

                TRANSPORTATION: 1.51%
      43,900    Landstar System, Inc.*............................     1,454,188
                                                                     -----------

                Total Common Stocks (cost $99,676,571)............    96,307,447
                                                                     -----------

                Other Assets less Liabilities: 0.18%..............       173,355
                                                                     -----------
                TOTAL NET ASSETS: 100.00% ........................   $96,480,802
                                                                     ===========

See Notes to Financial Statements.

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares    COMMON STOCKS: 99.50%                               Market Value
--------------------------------------------------------------------------------

                AUTO MANUFACTURERS: 1.93%
       8,400    Ford Motor Company................................   $   476,700
                                                                     -----------

                AUTO PARTS AND EQUIPMENT: 1.88%
      12,200    Dana Corporation..................................       463,600
                                                                     -----------

                BANKS: 16.54%
       9,600    Banc One Corporation..............................       528,600
       8,100    BankAmerica Corporation...........................       572,063
      12,700    BankBoston Corporation............................       550,069
       8,100    First Union Corporation...........................       432,844
      15,300    KeyCorp...........................................       463,781
       6,400    National Australia Bank Ltd.-ADR..................       577,600
       9,300    PNC Bank Corp.....................................       516,731
      11,300    Summit Bancorp....................................       440,700
                                                                     -----------
                                                                       4,082,388
                                                                     -----------
                BEVERAGES: 1.96%
      10,600    Diageo PLC-ADR....................................       484,950
                                                                     -----------

                CHEMICALS: 3.86%
      10,700    Eastman Chemical Company..........................       450,069
       5,400    The Dow Chemical Company..........................       503,213
                                                                     -----------
                                                                         953,281
                                                                     -----------
                DISTRIBUTION / WHOLESALE: 1.72%
      14,700    Genuine Parts Company.............................       423,544
                                                                     -----------

                FINANCIAL SERVICES: 1.87%
      10,500    Union Planters Corporation........................       461,344
                                                                     -----------

                FOOD: 1.90%
       6,200    General Mills, Inc................................       468,488
                                                                     -----------

                FOREST PRODUCTS & PAPER: 3.73%
      18,200    Westvaco Corporation..............................       382,200
       9,700    Weyerhaeuser Company..............................       538,350
                                                                     -----------
                                                                         920,550
                                                                     -----------
                HOLDING COMPANIES - DIVERSIFIED: 1.56%
      25,900    Tomkins PLC-ADR...................................       385,263
                                                                     -----------

8

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

                HOUSEHOLD PRODUCTS / WARES: 2.44%
      15,600    Fortune Brands, Inc...............................   $   603,525
                                                                     -----------

                INSURANCE: 3.65%
      11,600    SAFECO Corporation................................       469,075
      13,900    The St. Paul Companies, Inc.......................       431,769
                                                                     -----------
                                                                         900,844
                                                                     -----------
                IRON / STEEL: 6.72%
      23,200    Allegheny Teledyne Incorporated...................       439,350
      17,400    Anglo American Corporation of South Africa
                Ltd.-ADR..........................................       604,650
      30,400    British Steel PLC-ADR.............................       613,700
                                                                     -----------
                                                                       1,657,700
                                                                     -----------
                MACHINERY - DIVERSIFIED: 2.30%
      14,700    Deere & Company...................................       567,788
                                                                     -----------

                MINING: 2.25%
      10,100    Rio Tinto PLC-ADR.................................       555,500
                                                                     -----------

                MISCELLANEOUS MANUFACTURING: 5.25%
      10,200    Cooper Industries, Inc............................       434,775
       6,500    Minnesota Mining and Manufacturing Company........       459,875
      14,400    Tenneco Inc.......................................       402,300
                                                                     -----------
                                                                       1,296,950
                                                                     -----------
                OIL & GAS PRODUCERS: 23.16%
       7,200    Atlantic Richfield Company........................       525,600
       5,133    BP Amoco-ADR......................................       518,112
       5,900    Chevron Corporation...............................       521,781
      30,300    Imperial Petroleum, Inc...........................       579,488
      28,400    Occidental Petroleum Corporation..................       511,200
      11,300    Phillips Petroleum Company........................       533,925
      13,000    Shell Transport and Trading Company...............       528,125
      13,700    Sunoco, Inc.......................................       494,056
       9,200    Texaco, Inc.......................................       522,100
      16,600    USX-Marathon Group................................       456,500
      16,700    YPF Sociedad Anonima-ADR..........................       527,094
                                                                     -----------
                                                                       5,717,981
                                                                     -----------

                PACKAGING AND CONTAINERS: 1.84%
      15,900    Crown Cork & Seal Company, Inc....................       454,144
                                                                     -----------

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

                RETAIL: 1.71%
      10,400    J.C. Penny Company................................   $   421,200
                                                                     -----------

                TELEPHONE: 8.40%
      26,900    Compania Anonima Nacional Telefonos de
                Venezuela-ADR.....................................       489,244
      16,700    Telefonica de Argentina S.A.-ADR..................       505,175
       9,900    Telefonos de Mexico-ADR...........................       648,450
       7,800    U S West, Inc.....................................       429,488
                                                                     -----------
                                                                       2,072,356
                                                                     -----------

                TOBACCO: 3.01%
       9,300    Philip Morris Companies Inc.......................       327,244
      16,600    RJR Nabisco Holdings Corp.........................       415,000
                                                                     -----------
                                                                         742,244
                                                                     -----------
                TRANSPORTATION: 1.83%
      11,600    CSX Corporation...................................       451,675
                                                                     -----------

                Total Common Stocks (cost $24,649,672)............    24,562,012
                                                                     -----------


                Other Assets less Liabilities: 0.50%..............       123,366
                                                                     -----------
                TOTAL NET ASSETS: 100.0% .........................   $24,685,378
                                                                     ===========


See Notes to Financial Statements.

10

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 1999 (UNAUDITED)

---------------------------------------------------------------------------------------------
                                                                 CORNERSTONE      CORNERSTONE
                                                                 GROWTH FUND      VALUE FUND
---------------------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value (identified cost
    $99,676,571 and $24,649,672, respectively) ...............  $  96,307,447     $ 24,562,012
  Receivables:
    Portfolio securities sold ................................        129,427          147,175
    Fund shares sold .........................................        483,917           22,744
    Dividends and interest ...................................         25,888           92,742
    Other ....................................................          8,202            5,005
  Deferred organization costs ................................         13,057           13,057
  Prepaid expenses and other .................................         42,676           12,652
                                                                -------------     ------------
       Total assets ..........................................     97,010,614       24,855,387
                                                                -------------     ------------

LIABILITIES
  Payables:
    Fund shares repurchased ..................................         50,346                8
    Funds advanced by custodian ..............................        390,260          139,599
    Advisory fee .............................................         62,793           15,351
    Administration fee .......................................          8,418            3,397
  Accrued expenses ...........................................         17,995           11,854
                                                                -------------     ------------
       Total liabilities .....................................        529,812          170,009
                                                                -------------     ------------

NET ASSETS  ..................................................  $  96,480,802     $ 24,685,378
                                                                =============     ============

  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
    PRICE PER SHARE
    [$96,480,802/8,809,707 and $24,685,378/2,138,501
    shares outstanding, respectively; 25,000,000,000
    shares (par value $.0001) authorized] ....................  $       10.95     $      11.54
                                                                =============     ============

SOURCE OF NET ASSETS
  Paid-in capital ............................................  $ 111,208,563     $ 23,803,126
  (Accumulated) Undistributed net investment (loss)
    income ...................................................       (369,020)         145,582
  (Accumulated) Undistributed net realized (loss)
    gain on investment transactions ..........................    (10,989,617)         824,330
  Net unrealized depreciation of investments .................     (3,369,124)         (87,660)
                                                                -------------     ------------
       Net assets ............................................  $  96,480,802     $ 24,685,378
                                                                =============     ============

See Notes to Financial Statements.

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                     CORNERSTONE     CORNERSTONE
                                                     GROWTH FUND     VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income:
    Dividends (net of foreign witholding tax of
      $0 and $11,338, respectively) ..............   $    109,332     $  428,907
    Interest .....................................         10,149          2,080
    Securities lending ...........................         93,646         41,338
                                                     ------------     ----------
         Total income ............................        213,127        472,325
                                                     ------------     ----------
  Expenses:
    Advisory fees ................................        371,812         88,326
    Administration fees (Note 3) .................         49,039         16,998
    Custodian and accounting fees ................         45,792         21,773
    Transfer agent fees ..........................         41,307         13,742
    Registration fees ............................         30,846         14,844
    Professional fees ............................         18,181          5,903
    Reports to shareholders ......................         10,969          4,987
    Other ........................................          8,000          2,983
    Directors' fees ..............................          3,689          3,689
    Amortization of deferred organization costs ..          2,512          2,512
                                                     ------------     ----------
         Total expenses ..........................        582,147        175,757
                                                     ------------     ----------
           NET INVESTMENT (LOSS) INCOME ..........       (369,020)       296,568
                                                     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized (loss) gain from security
      transactions ...............................     (1,999,159)     1,273,163
    Net change in unrealized appreciation of
      investments ................................     14,399,083      1,367,077
                                                     ------------     ----------
         Net realized and unrealized gain on
           investments ...........................     12,399,924      2,640,240
                                                     ------------     ----------
           NET INCREASE IN NET ASSETS RESULTING
             FROM OPERATIONS .....................   $ 12,030,904     $2,936,808
                                                     ============     ==========

See Notes to Financial Statements.

12

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------
                                                    CORNERSTONE GROWTH FUND          CORNERSTONE VALUE FUND
                                               --------------------------------  -------------------------------
                                               Six Months Ended    Year Ended    Six Months Ended    Year Ended
                                                March 31, 1999#  Sept. 30, 1998   March 31, 1999#  Sept. 30, 1998
                                                ---------------  --------------   ---------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment (loss) income ................    $   (369,020)    $   (665,794)    $    296,568     $    437,383
Net realized (loss) gain from security
  transactions ..............................      (1,999,159)      (1,821,292)       1,273,163          561,340
Net change in unrealized depreciation
  on investments ............................      14,399,083      (27,903,738)       1,367,077       (2,626,376)
                                                 ------------     ------------     ------------     ------------
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS .............      12,030,904      (30,390,824)       2,936,808       (1,627,653)
                                                 ------------     ------------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .......................              --               --         (511,737)        (231,740)
Net realized gains from security transactions              --       (7,364,392)      (1,009,259)          (2,470)
                                                 ------------     ------------     ------------     ------------
    TOTAL DISTRIBUTIONS .....................              --       (7,364,392)      (1,520,996)        (234,210)
                                                 ------------     ------------     ------------     ------------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
  capital shares transactions (a) ...........       4,071,249      (26,875,315)       1,343,173       10,318,880
                                                 ------------     ------------     ------------     ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS .      16,102,153      (10,879,901)       2,758,985        8,457,017

NET ASSETS
Beginning of period .........................      80,378,649       91,258,550       21,926,393       13,469,376
                                                 ------------     ------------     ------------     ------------
END OF PERIOD (including undistributed
  net investment (loss) income of ($369,020),
  $0, $146,582, and $360,751, respectively) .    $ 98,480,802     $ 80,378,649     $ 24,685,378     $ 21,926,393
                                                 ============     ============     ============     ============

(a) A summary of capital shares transactions is as follows:

                                                        Six Months Ended                     Year Ended
                                                         March 31, 1999#                 September 30, 1998
                                                   ---------------------------     ------------------------------
CORNERSTONE GROWTH FUND                              Shares           Value            Shares          Value
                                                   ----------     ------------       ----------    ------------
Shares sold ..................................      4,213,135     $ 45,256,173        9,244,626    $ 116,802,209
Shares issued on reinvestment of distributions             --               --          631,833        7,164,991
Shares redeemed ..............................     (3,802,385)     (41,184,924)      (7,444,063)     (97,091,885)
                                                   ----------     ------------       ----------    ------------
Net increase .................................        410,750     $  4,071,249        2,432,396    $  26,875,315
                                                   ==========     ============       ==========    =============

CORNERSTONE VALUE FUND
Shares sold ..................................        667,797     $  7,674,718        1,691,812    $  20,010,395
Shares issued on reinvestment of distributions        124,352        1,412,633           19,959          226,714
Shares redeemed ..............................       (677,050)      (7,744,178)        (859,354)      (9,918,229)
                                                   ----------     ------------       ----------    ------------
Net increase .................................        115,099     $  1,343,173          852,417    $  10,318,880
                                                   ==========     ============       ==========    =============

#Unaudited

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

FINANCIAL HIGHLIGHTS
PER SHARE OPERATING PERFORMANCE (FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
------------------------------------------------------------------------------------------------------------------
                                                CORNERSTONE GROWTH FUND              CORNERSTONE VALUE FUND
                                        -------------------------------------  -----------------------------------
                                        Six Months     Year     Nov. 1, 1996*  Six Months   Year     Nov. 1, 1996*
                                          Ended        Ended       through       Ended      Ended        through
                                         Mar. 31,#   Sept. 30,   Sept. 30,     Mar. 31,#   Sept. 30,    Sept. 30,
                                           1999        1998         1997         1999        1998         1997
                                        ----------   ---------  -------------  ----------  --------  -------------
Net asset value,
  beginning of period ..................  $ 9.57      $ 15.30      $ 10.00      $ 10.84     $ 11.50     $ 10.00
                                          ------      -------      -------      -------     -------     -------
Income from investment operations:
  Net investment (loss) income .........   (0.04)       (0.07)       (0.02)        0.15        0.21        0.15
  Net realized and unrealized (loss)
    gain on investments ................    1.42        (3.88)        5.32         1.31       (0.70)       1.37
                                          ------      -------      -------      -------     -------     -------
Total from investment operations .......    1.38        (3.95)        5.30         1.46       (0.49)       1.52
                                          ------      -------      -------      -------     -------     -------
Less distributions:
  From net investment income ...........      --           --           --        (0.26)      (0.17)      (0.02)
  From net capital gains ...............      --        (1.78)          --        (0.50)         --          --
                                          ------      -------      -------      -------     -------     -------
Total distributions ....................      --        (1.78)          --        (0.76)      (0.17)      (0.02)
                                          ------      -------      -------      -------     -------     -------
Net asset value, end of period .........  $10.95      $  9.57      $ 15.30      $ 11.54     $ 10.84     $ 11.50
                                          ======      =======      =======      =======     =======     =======

TOTAL RETURN ...........................   14.42%      (27.63%)      53.05%**     13.58%      (4.32%)     15.21%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)      $ 96.5      $  80.4      $  91.3      $  24.9     $  21.9     $  13.5

Ratio of expenses to average net assets:
    Before expense reimbursement........    1.16%++      1.16%        1.63%++      1.45%++     1.45%       2.66%++
    After expense reimbursement.........    1.16%++      1.16%        1.56%++      1.45%++     1.45%       1.85%++

Ratio of net investment (loss) income to
  average net assets:
    Before expense reimbursement........   (0.73%)++    (0.86%)      (1.19%)++     2.45%++     2.12%       1.93%++
    After expense reimbursement.........   (0.73%)++    (0.86%)      (1.12%)++     2.45%++     2.12%       2.73%++

Portfolio turnover rate.................  124.47%      119.98%       15.52%       95.81%      51.56%       2.01%

#Unaudited.

*Commencement of operations.

**Not Annualized.

++Annualized.

14

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

     D. DEFERRED ORGANIZATION COSTS: The Funds have each incurred expenses of $25,191 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended March 31, 1999, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund at the annual rate of 0.74 % based upon the average daily net assets of the Funds.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds or reimburse the Funds to the extent necessary to limit each Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of Fund expenses, which are the Fund's obligation, are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap. No recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. No reimbursed expense were subject to recapture by the Advisor from the Cornerstone Growth Fund at March 31, 1999. Cumulative reimbursed expenses subject to recapture by the Advisor from the Cornerstone Value Fund totaled $46,300 at March 31, 1999.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

     Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $40,000 annually
     $100 to $200 million - 0.05% of average daily net assets
     Over $200 million - 0.03% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund were $129,142,792 and $125,684,666, respectively.

     For the six months ended March 31, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund were $23,214,401 and $22,961,540, respectively.

NOTE 5 - SECURITIES LENDING

     For the six months ended March 31, 1999, for the Cornerstone Growth Fund and Cornerstone Value Fund, respectively, loaned securities valued at $9,658,137 and $1,765,294 to certain brokers, dealers and other financial institutions who pay the Funds negotiated lenders' fees. For collateral, the Funds received $9,851,300 and $1,800,600, respectively, an amount equal to at 102% of the market value of the loaned

16

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

securities, marked-to-market daily. The risks to the Funds, of lending their securities, include delay in recovery of securities loaned or loss of rights in the collateral should the borrower of the securities fail financially.

NOTE 6 - INCOME TAXES

     At March 31, 1999, the cost of securities for income tax purposes in the Cornerstone Growth Fund was approximately $99,824,582. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation..........................   $5,996,585
     Gross unrealized depreciation..........................   (9,365,709)
                                                              -----------
           Net unrealized depreciation......................  $(3,369,124)
                                                              ===========

     At March 31, 1999, the cost of securities for income tax purposes in the Cornerstone Value Fund was approximately $24,776,763. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation..........................  $ 1,332,547
     Gross unrealized depreciation..........................   (1,420,207)
                                                              -----------
           Net unrealized depreciation......................  $   (87,660)
                                                              ===========

                             Cornerstone Growth Fund
                             Cornerstone Value Fund
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 1999

INVESTMENT ADVISOR
      O'Shaughnessy Capital Management, Inc.
      35 Mason Street
      Greenwich, Connecticut 06830

ADMINISTRATOR
      Investment Company Administration, L.L.C.
      4455 E. Camelback Road, Suite 261 E
      Phoenix, Arizona 85018

DISTRIBUTOR
      First Fund Distributors, Inc.
      4455 E. Camelback Road, Suite 261 E
      Phoenix, Arizona 85018

TRANSFER AGENT
      Firstar Mutual Fund Services, LLC
      615 E. Michigan Street
      Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
      McGladrey & Pullen, LLP
      555 Fifth Avenue
      New York, New York 10017

LEGAL COUNSEL
      Swidler Berlin Shereff Friedman, LLP
      919 Third Avenue
      New York, New York 10022


            This report is intended for shareholders of O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change.

[LOGO] O'SHAUGHNESSY
         FUNDS INC.



35 MASON STREET
GREENWICH, CONNECTICUT
06830
877 OSFUNDS
www.osfunds.com

[LOGO] O'SHAUGHNESSY
         FUNDS INC.

BUILDING
NEW STANDARDS
FOR INVESTMENT
SUCCESS

DOGS OF THE MARKET(TM) FUND
SEMI-ANNUAL REPORT
MARCH 31, 1999

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

May 11, 1999


Dear Fellow Shareholder:

Enclosed is the Semi-annual Report for the O'Shaughnessy Dogs of the Market Fund. The Report contains financial statements for the Funds during the six-month period ended March 31, 1999 and the Fund's portfolio on that date. For the period of October 1, 1998 to March 31, 1999, the Fund had a return of 6.18%.

The Chinese have a saying (which is considered a curse): "May you live in interesting times." After the upside down market of the last few years, I understand WHY it's a curse. For the last year and a half, the market has been very interesting indeed. Everything that has historically led to disastrous returns in the stock market has been rewarded, while everything that has historically led to superior returns has gone nowhere. We've seen a market where wrong is right; where inexperienced plungers have prospered while seasoned investors have suffered; where the higher the valuation, the higher the price moved. In 1998, just a handful of large-cap growth stocks were responsible for virtually all the S&P 500's rise. And so it continued during the first quarter of 1999, with just a few large-cap growth stocks and the Anything.com stocks continuing to soar while everything else was left behind.

The  good  news  is  that  this  narrow   rally  left  a  huge   contingent   of
extraordinarily cheap small and cyclical stocks positioned to jump should investor sentiment shift. For while the rally in the nifty few large-cap growth stocks left them dramatically overvalued, the lack of movement in everything else led to valuations that looked better and better--in some instances, you could buy stocks with forecasted double digit earnings growth for almost single digit PE ratios. Bargains like these eventually become too compelling for investors to ignore.

I believe that we are just now seeing a movement back into value stocks. Our Dogs of the Market Fund, rich in undervalued cyclical stocks sporting high dividend yields, jumped 12.40% in April 1999. That certainly seems like a change in investor sentiment to me! Over the same period, the S&P 500 rose 3.87%.

Yet despite this strong short-term showing, we remain focused on the long-term. The Dogs of the Market Fund's strong performance in April points to the futility of trying to time the market or your investment style, because no one could have predicted it. And it underscores why your focus should be not on what a fund does over a month but what you can expect it to do over the time that you hold it. That's where the real power of Strategy Indexing(R) has always been--and always will be.

As always, I hope that together, we can reach our long-term goals by sticking with our time-tested investment strategies.

Sincerely,


/s/ James P. O'Shaughnessy
-----------------------------
James P. O'Shaughnessy

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes do no incur expenses and are not available for investment.

The Fund's annual average total return from inception on November 1, 1996 through March 31, 1999 was 10.80%. The Fund's one-year total return through March 31, 1999 was (6.02)%

Performance Figures of the Fund and indexes referenced represent past performance and are not indicative of future performance of the Fund or the indexes. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ. Member NASD.

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

TOP TEN PORTFOLIO HOLDINGS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

      1 )   General Motors Corporation.........................    4.36%

      2 )   J.P. Morgan & Co., Incorporated....................    4.08%

      3 )   Newell Co..........................................    4.05%

      4 )   Chevron Corporation................................    3.83%

      5 )   E. I. du Pont de Nemours and Company...............    3.76%

      6 )   Royal Dutch Petroleum Company-ADR..................    3.75%

      7 )   Johnson Controls, Inc..............................    3.74%

      8 )   ALLTELL Corporation................................    3.58%

      9 )   Kellogg Company....................................    3.49%

     10 )   Exxon Corporation..................................    3.47%

4

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares     COMMON STOCKS: 99.04%                              Market Value
--------------------------------------------------------------------------------

                 AUTO MANUFACTURERS: 4.36%
      10,300     General Motors Corporation......................... $   894,813
                                                                     -----------

                 AUTO PARTS & EQUIPMENT: 6.63%
      36,200     Cooper Tire & Rubber Company.......................     665,175
      14,000     The Goodyear Tire & Rubber Company.................     697,375
                                                                     -----------
                                                                       1,362,550
                                                                     -----------
                 BANKS: 4.08%
       6,800     J.P. Morgan & Co., Incorporated....................     838,950
                                                                     -----------

                 CHEMICALS: 10.06%
      18,800     Air Products and Chemicals, Inc....................     643,901
      13,300     E. I. du Pont de Nemours and Company...............     772,231
      24,500     Nalco Chemical Company.............................     650,781
                                                                     -----------
                                                                       2,066,913
                                                                     -----------
                 CONSUMER PRODUCTS: 2.20%
      17,800     American Greetings Corporation.....................     451,675
                                                                     -----------

                 COSMETICS / PERSONAL CARE: 2.98%
      16,300     International Flavors & Fragrances, Inc............     612,269
                                                                     -----------

                 DISTRIBUTION / WHOLESALE: 3.10%
      22,100     Genuine Parts Company..............................     636,756
                                                                     -----------

                 ELECTRICAL COMPONENTS AND EQUIPMENT: 3.09%
      12,000     Emerson Electric...................................     635,250
                                                                     -----------

                 ELECTRONICS: 3.74%
      12,300     Johnson Controls, Inc..............................     767,213
                                                                     -----------

                 FOOD: 15.46%
      13,700     Bestfoods..........................................     643,900
      23,000     ConAgra, Inc.......................................     587,938
      12,800     H.J. Heinz Company.................................     606,400
      21,200     Kellogg Company....................................     716,825
      16,600     Winn-Dixie Stores, Inc.............................     620,425
                                                                     -----------
                                                                       3,175,488
                                                                     -----------

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares     COMMON STOCKS: 99.04%                              Market Value
--------------------------------------------------------------------------------

                 HOUSEWARES: 4.05%
      17,500     Newell Co.*........................................   $ 831,250
                                                                     -----------

                 MACHINERY - CONSTRUCTION & MINING: 3.47%
      15,500     Caterpillar Inc....................................     712,031
                                                                     -----------

                 MISCELLANEOUS MANUFACTURING: 9.76%
      10,300     Eastman Kodak Company..............................     657,913
       9,800     Minnesota Mining and Manufacturing Company.........     693,350
      19,200     National Service Industries, Inc...................     654,000
                                                                     -----------
                                                                       2,005,263
                                                                     -----------
                 OIL & GAS PRODUCERS: 11.05%
       8,900     Chevron Corporation................................     787,094
      10,100     Exxon Corporation..................................     712,681
      14,800     Royal Dutch Petroleum Company-ADR..................     769,600
                                                                     -----------
                                                                       2,269,375
                                                                     -----------
                 PACKAGING AND CONTAINERS: 2.90%
      19,200     Bemis Company, Inc.................................     596,400
                                                                     -----------

                 RETAIL: 3.42%
      17,950     The May Department Stores Company..................     702,294
                                                                     -----------

                 TELEPHONE: 3.58%
      11,800     ALLTELL Corporation................................     736,025
                                                                     -----------

                 TOBACCO: 5.09%
      13,900     Philip Morris Companies Inc........................     489,106
      21,300     UStel, Inc.........................................     556,463
                                                                     -----------
                                                                       1,045,569
                                                                     -----------

                 Total Common Stocks (cost $21,904,476).............  20,340,081
                                                                     -----------

                 Other Assets less Liabilities: 0.96%...............     198,018
                                                                     -----------
                 TOTAL NET ASSETS: 100.00% ......................... $20,538,099
                                                                     ===========

See Notes to Financial Statements.

6

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (identified cost
    $21,904,476)................................................   $ 20,340,081
  Receivables:
    Portfolio securities sold ..................................        346,826
    Fund shares sold ...........................................         31,130
    Dividends and interest .....................................         45,757
    Other ......................................................          3,500
  Deferred organization costs ..................................         13,269
  Prepaid expenses .............................................         25,365
                                                                   ------------
       Total assets ............................................     20,805,928
                                                                   ------------

LIABILITIES
  Payables:
    Fund advanced by custodian .................................        236,013
    Fund shares repurchased ....................................         20,782
    Advisory fee ...............................................          1,868
    Administration fee .........................................          3,397
  Accrued expenses .............................................          5,769
                                                                   ------------
       Total liabilities .......................................        267,829
                                                                   ------------
NET ASSETS .....................................................   $ 20,538,099
                                                                   ============

  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
        [$20,538,099/1,757,358 shares outstanding;
        25,000,000,000 shares (par value $.0001) authorized] ...   $      11.69
                                                                   ============

SOURCE OF NET ASSETS
  Paid-in capital ..............................................   $ 20,857,284
  Undistributed net investment income ..........................        106,583
  Undistributed net realized gain on investment transactions ...      1,138,626
  Net unrealized depreciation of investments ...................     (1,564,394)
                                                                   ------------
    Net assets .................................................   $ 20,538,099
                                                                   ============

See Notes to Financial Statements.

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income:
    Dividends (net of foreign witholding tax of $979) ..........    $   289,561
    Interest ...................................................          1,981
    Securities lending .........................................         23,016
                                                                    -----------
      Total income .............................................        314,558
                                                                    -----------
  Expenses:
    Advisory fees ..............................................         85,006
    Custodian and accounting fees ..............................         17,452
    Administration fees (Note 3) ...............................         17,018
    Registration fees ..........................................         13,901
    Reports to shareholders ....................................         10,969
    Transfer agent fees ........................................         10,595
    Professional fees ..........................................          4,906
    Directors' fees ............................................          3,689
    Amortization of organization costs .........................          2,512
    Other ......................................................          2,511
                                                                    -----------
      Total expenses ...........................................        168,559
      Less: expense reimbursement (Note 3) .....................        (41,498)
                                                                    -----------
      Net expenses .............................................        127,061
                                                                    -----------
        NET INVESTMENT INCOME ..................................        187,497
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain from security transactions ...............      1,327,527
    Net change in unrealized depreciation of investments .......        (66,568)
                                                                    -----------
      Net realized and unrealized gain on investments ..........      1,260,959
                                                                    -----------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...    $ 1,448,456
                                                                    ===========

See Notes to Financial Statements.

8

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------
                                                         Six Months             Year
                                                            Ended               Ended
                                                       March 31, 1999*   September 30, 1998
                                                       ---------------   ------------------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income ...............................   $    187,497        $    208,847
Net realized gain from security transactions ........      1,327,527             408,727
Net change in unrealized depreciation of investments         (66,568)         (1,760,280)
                                                        ------------        ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ................................      1,448,456          (1,142,706)
                                                        ------------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income ...............................       (274,381)            (69,959)
Net realized gains from security transactions .......       (597,940)           (443,982)
                                                        ------------        ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS .       (872,321)           (513,941)
                                                        ------------        ------------

CAPITAL SHARE TRANSACTIONS
Net (decrease) increase in net assets derived from
  capital shares transactions (a) ...................     (2,665,246)         17,035,794
                                                        ------------        ------------
  TOTAL (DECREASE) INCREASE IN NET ASSETS ...........     (2,089,111)         15,379,147

NET ASSETS
Beginning of period .................................     22,627,210           7,248,063
                                                        ------------        ------------
END OF PERIOD (including undistributed net investment
  income of $106,583 and $193,487, respectively) ....   $ 20,538,099        $ 22,627,210
                                                        ============        ============

(a) A summary of capital shares transactions is as follows:

                                        Six Months                       Year
                                           Ended                         Ended
                                      March 31, 1999*             September 30, 1998
                                  ------------------------     -------------------------
                                   Shares        Value          Shares          Value
                                  --------    ------------     ---------    ------------
    Shares sold ...........        636,755    $  7,860,218     2,072,680    $ 25,664,085
    Shares issued on reinvestment
      of distributions ....         62,336         786,055        42,247         504,011
    Shares redeemed .......       (925,930)    (11,311,519)     (736,926)     (9,132,302)
                                  --------    ------------     ---------    ------------
    Net (decrease) increase       (226,839)   $ (2,665,246)    1,378,001    $ 17,035,794
                                  ========    ============     =========    ============

*Unaudited.

See Notes to Financial Statements.

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE
(FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
---------------------------------------------------------------------------------------------------------------
                                                      Six Months              Year            November 1, 1996*
                                                         Ended                Ended                through
                                                    March 31, 1998#    September 30, 1998    September 30, 1997
                                                    ---------------    ------------------    ------------------
Net asset value, beginning of period..............      $11.40               $11.96                $10.00
                                                        ------               ------                ------
Income from investment operations:
      Net investment income.......................        0.10                 0.10                  0.10
      Net realized and unrealized gain
         on investments...........................        0.64                 0.02                  1.87
                                                        ------               ------                ------
Total from investment operations..................        0.74                 0.12                  1.97
                                                        ------               ------                ------

Less distributions:
      From net investment income..................       (0.14)               (0.09)                (0.01)
      From net capital gains......................       (0.31)               (0.59)                (0.00)
                                                        ------               ------                ------
Total distributions...............................       (0.45)               (0.68)                (0.01)
                                                        ------               ------                ------

Net asset value, end of period....................      $11.69               $11.40                $11.96
                                                        ======               ======                ======

TOTAL RETURN .....................................        6.18%                0.74%                19.74%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)..............      $ 20.5               $ 22.6                 $ 7.2

Ratio of expenses to average net assets:
      Before expense reimbursement................        1.45%++              1.46%                 4.28%++
      After expense reimbursement.................        1.09%++              1.46%                 1.99%++

Ratio of net investment income (loss) to average
  net assets:
      Before expense reimbursement................        1.25%++              1.24%                (0.51%)++
      After expense reimbursement.................        1.61%++              1.24%                 1.78%++

Portfolio turnover rate...........................       56.76%               44.35%               118.44%

#Unaudited.

*Commencement of operations.

**Not Annualized.

++Annualized.

See Notes to Financial Statements.

10

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The O'Shaughnessy Dogs of the Market(TM) Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.
The Fund began operations on November 1, 1996.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $25,191 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      For the six months ended March 31, 1999, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74% based upon the average daily net assets of the Fund.

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

--------------------------------------------------------------------------------

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of Fund expenses, which are the Fund's obligation, are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap. No recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. For the six months ended March 31, 1999, the Advisor reimbursed the Fund in the amount of $7,805. Cumulative reimbursed expenses subject to recapture by the Advisor totaled $41,498 at March 31, 1999.

      Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

     Under $100 million - 0.10% of average daily net assets, subject to a minimum fee of $40,000 annually
     $100 to $200 million - 0.05% of average daily net assets
     Over $200 million - 0.03% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $13,137,680 and $16,334,843, respectively.

NOTE 5 - SECURITIES LENDING

     For the six months ended March 31, 1999, securities valued at $1,725,000 were on loan from the Fund to certain brokers, dealers and other financial institutions who pay the Fund negotiated lenders' fees. For collateral, the Fund received $1,759,500, an amount equal to at 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Fund, of lending its securities, include delay in recovery of securities loaned or loss of rights in the collateral should the borrower of the securities fail financially.

12

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) Fund

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

NOTE 6 - INCOME TAXES

     At March 31,  1999,  the cost of  securities  for income tax  purposes  was
approximately   $22,026,869.   Unrealized   appreciation   and  depreciation  of
securities were as follows:

     Gross unrealized appreciation..........................  $    659,258
     Gross unrealized depreciation..........................    (2,223,652)

       Net unrealized depreciation..........................  $ (1,564,394)
                                                              ============

INVESTMENT ADVISOR
      O'Shaughnessy Capital Management, Inc.
      35 Mason Street
      Greenwich, Connecticut 06830

ADMINISTRATOR
      Investment Company Administration, L.L.C.
      4455 E. Camelback Road, Suite 261 E
      Phoenix, Arizona 85018

DISTRIBUTOR
      First Fund Distributors, Inc.
      4455 E. Camelback Road, Suite 261 E
      Phoenix, Arizona 85018

TRANSFER AGENT
      Firstar Mutual Fund Services, LLC
      615 E. Michigan Street
      Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
      McGladrey & Pullen, LLP
      555 Fifth Avenue
      New York, New York 10017

LEGAL COUNSEL
      Swidler Berlin Shereff Friedman, LLP
      919 Third Avenue
      New York, New York 10022



     This report is intended for shareholders of O'Shaughnessy Dogs of the Market(TM) Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change.

[LOGO] O'SHAUGHNESSY
         FUNDS INC.



35 MASON STREET
GREENWICH, CONNECTICUT
06830
877 OSFUNDS
www.osfunds.com

[LOGO] O'SHAUGHNESSY
         FUNDS INC.

BUILDING
NEW STANDARDS
FOR INVESTMENT
SUCCESS

AGGRESSIVE GROWTH FUND

MARCH 31, 1999

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

March 11, 1999


Dear Fellow Shareholder:

Enclosed is the Semi-annual Report for the O'Shaughnessy Aggressive Growth Fund. The Report contains financial statements for the Funds during the six-month period ended March 31, 1999 and the Fund's portfolio on that date. For the period of October 1, 1998 to March 31, 1999, the Fund had a return of 27.01%.

The Chinese have a saying (which is considered a curse): "May you live in interesting times." After the upside down market of the last few years, I understand WHY it's a curse. For the last year and a half, the market has been very interesting indeed. Everything that has historically led to disastrous returns in the stock market has been rewarded, while everything that has historically led to superior returns has gone nowhere. We've seen a market where wrong is right; where inexperienced plungers have prospered while seasoned investors have suffered; where the higher the valuation, the higher the price moved. In 1998, just a handful of large-cap growth stocks were responsible for virtually all the S&P 500's rise. And so it continued during the first quarter of 1999, with just a few large-cap growth stocks and the Anything.com stocks continuing to soar while everything else was left behind.

The  good  news  is  that  this  narrow   rally  left  a  huge   contingent   of
extraordinarily cheap small and cyclical stocks positioned to jump should investor sentiment shift. For while the rally in the nifty few large-cap growth stocks left them dramatically overvalued, the lack of movement in everything else led to valuations that looked better and better--in some instances, you could buy stocks with forecasted double digit earnings growth for almost single digit PE ratios. Bargains like these eventually become too compelling for investors to ignore.

I believe that we are just now seeing a broadening of the rally and a movement into the mid-cap growth stocks that we hold in our Aggressive Growth Fund. The last six months saw our smaller names catching up with the S&P 500. Yet despite the Fund's good short-term showing, we remain focused on the long-term. The Aggressive Growth Fund's strong performance over the last six months points to the futility of trying to time the market or your investment style, because no one could have predicted the movement away from the expensive mega-cap names that dominate the S&P 500. And it underscores why your focus should be not on what a fund does over a month but what you can expect it to do over the time that you hold it. That's where the real power of Strategy Indexing(R) has always been--and always will be.

As always, I hope that together, we can reach our long-term goals by sticking with our time-tested investment strategies.

Sincerely,


/s/ James P. O'Shaughnessy
-------------------------------
James P. O'Shaughnessy

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes do no incur expenses and are not available for investment.

The Fund's annual average total return from inception on November 1, 1996 through March 31, 1999 was 14.44%. The Fund's one-year total return through March 31, 1999 was (3.89)%

Performance Figures of the Fund and indexes referenced represent past performance and are not indicative of future performance of the Fund or the indexes. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ. Member NASD.

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

TOP TEN PORTFOLIO HOLDINGS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------



      1 )   VISX Incorporated...................................   5.93%

      2 )   Best Buy Co., Inc...................................   3.89%

      3 )   Quicksilver, Inc....................................   3.54%

      4 )   Biogen, Inc.........................................   3.49%

      5 )   Sun Microsystems, Inc...............................   3.33%

      6 )   Capital One Financial Corporation...................   3.12%

      7 )   CTS Corporation.....................................   2.92%

      8 )   Nokia Corporation...................................   2.92%

      9 )   Xilinx, Inc.........................................   2.88%

     10 )   Dycom Industries, Inc...............................   2.87%

4

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
      Shares     COMMON STOCKS: 98.85%                              Market Value
--------------------------------------------------------------------------------

                 APPAREL: 3.54%
       8,500     Quicksilver, Inc................................... $   359,125
                                                                     -----------

                 BIOTECHNOLOGY: 8.13%
       3,100     Biogen, Inc.*......................................     354,369
       9,500     Chiron Corporation*................................     208,406
       5,200     Genzyme Corporation*...............................     262,275
                                                                     -----------
                                                                         825,050
                                                                     -----------

                 COMMERCIAL SERVICES: 2.78%
       8,400     Pharmaceutical Product Development, Inc.*..........     281,925
                                                                     -----------

                 COMPUTERS: 10.12%
       5,800     Apple Computer, Inc................................     208,438
       2,500     Lexmark International Group, Inc.*.................     279,375
       2,700     Sun Microsystems, Inc..............................     337,669
       7,300     Unisys Corporation.................................     202,119
                                                                     -----------
                                                                       1,027,600
                                                                     -----------
                 DISTRIBUTION / WHOLESALE: 1.55%
      15,500     Owens & Minor, Inc.................................     156,938
                                                                     -----------

                 DIVERSIFIED FINANCIAL SERVICES: 5.59%
       2,100     Capital One Financial Corporation..................     317,100
      10,500     MBNA Corporation...................................     250,688
                                                                     -----------
                                                                         567,788
                                                                     -----------

                 ELECTRIC: 2.78%
       6,100     PECO Energy Company................................     282,125
                                                                     -----------

                 ELECTRONICS: 2.92%
       6,000     CTS Corporation....................................     296,625
                                                                     -----------

                 ENGINEERING AND CONSTRUCTION: 2.87%
       6,700     Dycom Industries, Inc..............................     291,450
                                                                     -----------

                 FOOD: 4.22%
       9,200     IBP, Inc...........................................     171,350
       4,300     Kroger Co.*........................................     257,463
                                                                     -----------
                                                                         428,813
                                                                     -----------

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

                 HEALTH CARE: 8.10%
       5,600     VISX Incorporated.................................. $   602,350
       2,900     Well Point Health Networks, Inc....................     219,856
                                                                     -----------
                                                                         822,206
                                                                     -----------
                 HOME BUILDERS: 2.28%
      16,500     Winnebago Industries...............................     231,000
                                                                     -----------

                 HOME FURNISHINGS: 2.44%
       4,100     Maytag Corporation.................................     247,538
                                                                     -----------

                 MISCELLANEOUS MANUFACTURING: 2.21%
       4,800     Carlisle Companies Incorporated....................     224,400
                                                                     -----------

                 PACKAGING AND CONTAINERS: 2.59%
       5,600     Ball Corporation*..................................     262,850
                                                                     -----------

                 PHARMACEUTICALS: 5.16%
       5,200     Barr Laboratories..................................     158,600
       7,100     Bergen Brunswig Corporation........................     142,000
       7,800     Bindley Western Industries, Inc....................     222,788
                                                                     -----------
                                                                         523,388
                                                                     -----------
                 RETAIL: 11.77%
       2,300     American Eagle Outfitters, Inc.....................     164,881
       6,300     AnnTaylor, Inc.*...................................     278,381
       7,600     Best Buy Co., Inc.*................................     395,200
      18,600     Handleman Company..................................     248,775
       6,700     Micro Warehouse, Inc.*.............................     108,038
                                                                     -----------
                                                                       1,195,275
                                                                     -----------

                 SEMICONDUCTORS: 2.88%
       7,200     Xilinx, Inc........................................     292,050
                                                                     -----------

                 SOFTWARE: 5.34%
      21,300     Acclaim Entertainment, Inc.*.......................     190,369
       4,200     Network Associates, Inc............................     128,888
       8,450     Oracle Systems Corporation.........................     222,869
                                                                     -----------
                                                                         542,125
                                                                     -----------
                 TELECOMMUNICATION: 2.92%
       1,900     Nokia Corporation*.................................     295,925
                                                                     -----------

6

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

PORTFOLIO OF INVESTMENTS AT MARCH 31, 1999 (UNAUDITED), Continued
--------------------------------------------------------------------------------
      Shares                                                        Market Value
--------------------------------------------------------------------------------

                 TELECOMMUNICATION EQUIPMENT: 2.21%
       1,800     QUALCOM Incorporated*.............................. $   223,875
                                                                     -----------

                 TEXTILES: 3.82%
       6,200     Mohawk Industries, Inc.............................     186,000
      10,900     Shaw Industries, Inc...............................     201,650
                                                                     -----------
                                                                         387,650
                                                                     -----------

                 TRANSPORTATION: 2.65%
       2,900     FDX Corporation*...................................     269,156
                                                                     -----------

                 Total Common Stocks (cost $9,220,638)..............  10,034,875
                                                                     -----------

                 Other Assets less Liabilities: 1.15%...............     116,923
                                                                     -----------

                 TOTAL NET ASSETS: 100.00% ......................... $10,151,798
                                                                     ===========

See Notes to Financial Statements.

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value
    (identified cost $9,220,638)                                   $ 10,034,875
  Receivables:
    Portfolio securities sold ....................................      401,453
    Fund shares sold .............................................           25
    Dividends and interest .......................................        3,183
    Other ........................................................        2,505
  Deferred organization costs ....................................       13,058
  Prepaid expenses and other .....................................       19,668
                                                                   ------------
      Total assets ...............................................   10,474,767
                                                                   ------------

LIABILITIES
  Payables:
    Fund shares repurchased ......................................          921
    Portfolio securities purchased ...............................       86,148
    Funds advanced by custodian ..................................      213,619
    Advisory fee .................................................        4,026
    Administration fee ...........................................        3,397
  Accrued expenses ...............................................       14,858
                                                                   ------------
      Total liabilities ..........................................      322,969
                                                                   ------------

NET ASSETS ....................................................... $ 10,151,798
                                                                   ============

  NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
    [$10,151,798/784,863 shares outstanding;
    25,000,000,000 shares (par value $.0001) authorized] ......... $      12.93
                                                                   ============

SOURCE OF NET ASSETS
  Paid-in capital ................................................ $  9,942,218
  Accumulated net investment loss ................................     (212,853)
  Accumulated net realized loss on investment transactions .......     (391,804)
  Net unrealized appreciation of investments .....................      814,237
                                                                   ------------
    Net assets ................................................... $ 10,151,798
                                                                   ============

See Notes to Financial Statements.

8

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income:
    Dividends (net of foreign withholding tax of $402) .........    $    22,707
    Interest ...................................................            638
    Securities lending .........................................          4,003
                                                                    -----------
      Total income .............................................         27,348
                                                                    -----------
  Expenses:
    Advisory fees (Note 3) .....................................         33,724
    Custodian and accounting fees ..............................         18,449
    Administration fees (Note 3) ...............................         14,446
    Registration fees ..........................................         10,564
    Reports to shareholders ....................................          6,483
    Transfer agent fees ........................................          8,576
    Professional fees ..........................................          3,815
    Directors' fees ............................................          3,689
    Amortization of deferred organization costs (Note 2-D) .....          2,512
    Other ......................................................          2,153
                                                                    -----------
      Total expenses ...........................................        104,411
      Less: expense reimbursement (Note 3) .....................         (7,805)
                                                                    -----------
      Net expenses .............................................         96,606
                                                                    -----------
        NET INVESTMENT LOSS ....................................        (69,258)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from security transactions .................       (465,505)
  Net change in unrealized appreciation on investments .........      2,801,885
                                                                    -----------
    Net realized and unrealized gain on investments ............      2,336,380
                                                                    -----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....    $ 2,267,122
                                                                    ===========

See Notes to Financial Statements.

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------
                                                            Six Months             Year
                                                               Ended               Ended
                                                          March 31, 1999#   September 30, 1998
                                                          ---------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss ....................................   $    (69,258)       $  (143,595)
Net realized (loss) gain on security transactions ......       (465,505)           613,829
Net change in unrealized appreciation on investments....      2,801,885         (2,932,394)
                                                           ------------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS ..........................      2,267,122         (2,462,160)


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net realized gains from security transactions ..........       (527,839)          (104,043)
                                                           ------------        -----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share
  transactions (a) .....................................         69,733          5,324,737
                                                           ------------        -----------
      TOTAL INCREASE IN NET ASSETS .....................      1,809,016          2,758,534

NET ASSETS
Beginning of period ....................................      8,342,782          5,584,248
                                                           ------------        -----------
END OF PERIOD (including accumulated net investment
  loss of $212,853 and $143,595, respectively) .........   $ 10,151,798        $ 8,342,782
                                                           ============        ===========

(a) A summary of capital shares transactions is as follows:

                                              Six Months                    Year
                                                 Ended                      Ended
                                            March 31, 1999#          September 30, 1998
                                        -----------------------    ------------------------

                                         Shares        Value        Shares       Value
                                        --------     ----------     -------    -----------
      Shares sold.....................   208,565     $2,581,466     825,148    $10,967,878
      Shares issued on reinvestment
        of distribution...............    39,298        497,282       8,307        102,677
      Shares redeemed.................  (240,700)    (3,009,015)   (446,620)    (5,745,818)
                                        --------     ----------     -------    -----------
      Net increase....................     7,163     $   69,733     386,835    $ 5,324,737
                                        ========     ==========    ========    ===========

#Unaudited.

See Notes to Financial Statements.

10

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE
(FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------------------------------------
                                                       Six Months             Year           November 1, 1996*
                                                          Ended               Ended               through
                                                     March 31, 1999#   September 30, 1998   September 30, 1997
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................      $10.73              $14.29              $10.00
                                                          ------              ------              ------
Income from investment operations:
      Net investment loss...........................       (0.09)              (0.15)              (0.06)
      Net realized and unrealized gain (loss)
         on investments.............................        2.98               (3.21)               4.35
                                                          ------              ------              ------
Total from investment operations....................        2.89               (3.36)               4.29
                                                          ------              ------              ------

Less distributions:
      From net realized gains.......................       (0.69)              (0.20)                 --
                                                          ------              ------              ------

Net asset value, end of period......................      $12.93              $10.73              $14.29
                                                          ======              ======              ======


TOTAL RETURN .......................................       27.01%             (23.70%)             42.90%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)................      $ 10.2               $ 8.3               $ 5.6

Ratio of expenses to average net assets:
      Before expense reimbursement..................        2.14%++             2.24%               7.01%++
      After expense reimbursement...................        1.98%++             2.00%               1.98%++

Ratio of net investment loss to average net assets:
      Before expense reimbursement..................       (1.58%)++           (1.77%)             (6.41%)++
      After expense reimbursement...................       (1.42%)++           (1.53%)             (1.39%)++

Portfolio turnover rate.............................       94.50%             206.30%             104.77%

#Unaudited.

*Commencement of operations.

**Not Annualized.

++Annualized.

See Notes to Financial Statements.

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The O'Shaughnessy Aggressive Growth Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on November 1, 1996.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $25,191 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended March 31, 1999, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74% based upon the average daily net assets of the Fund.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating

12

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of Fund expenses, which are the Fund's obligation, are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap. No recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. For the six months ended March 31, 1999, the Advisor reimbursed the Fund in the amount of $7,805. Cumulative reimbursed expenses subject to recapture by the Advisor totaled $117,419 at March 31, 1999.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

     Under  $100  million - 0.10% of  average  daily net  assets,  subject  to a minimum fee of $40,000 annually
     $100 to $200 million - 0.05% of average daily net assets
     Over $200 million - 0.03% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended March 31, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $9,211,833 and $9,822,071, respectively.

NOTE 5 - SECURITIES LENDING

     For the six months ended March 31, 1999, securities valued at $865,588 were on loan from the Fund to certain brokers, dealers and other financial institutions who pay the Fund negotiated lenders' fees. For collateral, the Fund received $882,900, an amount equal to at 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Fund, of lending its securities, include delay in recovery of securities loaned or loss of rights in the collateral should the borrower of the securities fail financially.

NOTE 6 - INCOME TAXES

     At March 31, 1999, the cost of securities for income tax purposes was approximately $9,327,454. Unrealized appreciation and depreciation of securities were as follows:

     Gross unrealized appreciation..........................  $1,414,020
     Gross unrealized depreciation..........................     599,783
                                                              ----------
           Net unrealized appreciation......................  $  814,237
                                                              ==========

INVESTMENT ADVISOR
   O'Shaughnessy Capital Management, Inc.
   35 Mason Street
   Greenwich, Connecticut 06830

ADMINISTRATOR
   Investment Company Administration, L.L.C.
   4455 E. Camelback Road, Suite 261 E
   Phoenix, Arizona 85018

DISTRIBUTOR
   First Fund Distributors, Inc.
   4455 E. Camelback Road, Suite 261 E
   Phoenix, Arizona 85018

TRANSFER AGENT
   Firstar Mutual Fund Services, LLC
   615 E. Michigan Street
   Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
   McGladrey & Pullen, LLP
   555 Fifth Avenue
   New York, New York 10017

LEGAL COUNSEL
   Swidler Berlin Shereff Friedman, LLP
   919 Third Avenue
   New York, New York 10022

     This report is intended for shareholders of O'Shaughnessy Aggressive Growth Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change. *Non-income producing security.